Environmental Protection Agency	12 Months Ended
Dec. 31, 2023
Environmental Remediation Obligations [Abstract]
Environmental Protection Agency

8. Environmental Protection Agency

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, U.S. Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectiveness of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities will be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement included a commitment by the Company to secure $17,000,000 of financial assurance in the form of performance bonds or letters of credit deemed acceptable to the EPA within 180 days from the effective date of the Amended Settlement. Once put in place, the financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

The Company completed the purchase of the Mine (see note 6) and made the initial $2,000,000 cost recovery payment on January 7, 2022. Concurrent with the purchase of the Mine, the Company assumed the balance of the EPA liability totaling $17,000,000, an increase of $8,000,000 from $9,000,000. This was capitalized as $6,402,425 to the carrying value of the Bunker Hill Mine at time of purchase, comprised of $3,000,000 of incremental current liabilities and $5,000,000 of non-current liabilities (discounted to $3,402,425). See note 6.

During the year ended 2022, the financial assurance was put into place, enabling the restructuring of the payment under the Amendment Settlement with the entire $17,000,000 liability being recognized as long-term. As of December 31, 2023 (unchanged from December 31, 2022), the Company had two payment bonds of $9,999,000 and $5,000,000, and a $2,001,000 letter of credit, in place to secure this liability. The collateral for the payment bonds is comprised of two letters of credit of $4,475,000 in aggregate, as well as land pledged by third parties with whom the company has entered into a financing cooperation agreement that contemplates a monthly fee of $20,000 (payable in cash or common stock of the Company, at the Company’s election). The letters of credit of $6,476,000 in aggregate are secured by cash deposits under an agreement with a commercial bank, which comprise the $6,476,000 of restricted cash shown within current assets as of December 31, 2023 and December 31, 2022.

The Company recorded accretion expense on the liability of $1,632,674 for the year ended December 31, 2023, respectively, bringing the net liability to $9,574,140 (previously accrued interest of $154,743) as of December 31, 2023. Additionally, there is $24,587 of interest owed to the EPA recorded in interest payable on the consolidated balance sheets.

During the year ended December 31, 2022, the Company recorded combined discount amortization expense of $712,713 on the discounted pre-and post-extinguishment liability, and interest expense of $156,343 respectively, bringing the net liability to $7,941,466. As at December 31, 2022 interest of $24,587 is included in interest payable on the consolidated balance sheets. Under ASC 470-50, Debt Modifications and Extinguishments, during the year ended December 31, 2022, the Company performed a comparison of net present value of the pre-settlement Cost Recovery obligation to the post-settlement schedule of Cost Recovery obligation to determine this was an extinguishment of debt. For the year ended December 31, 2022 the Company recorded a gain on extinguishment of debt totaling $8,614,103.

Water Treatment Charges – Idaho Department of Environmental Quality

Separate to the cost recovery liability outlined above, the Company is responsible for the payment of ongoing water treatment charges. Water treatment charges incurred through December 31, 2021, were payable to the EPA, and charges thereafter are payable to the Idaho Department of Environmental Quality (“IDEQ”) following a handover of responsibilities for the Central Treatment Plant from the EPA to the IDEQ as of that date.

The Company currently makes monthly payments of $100,000 to the IDEQ as instalments toward the cost of treating water at the Central Treatment Plant. Upon receipt of an invoice from the IDEQ for actual costs incurred, a reconciliation is performed relative to payments made, with an additional payment made or refund received as applicable. The Company accrues $100,000 per month based on its estimate of the monthly cost of water treatment. As of December 31, 2023, a prepaid expense of $94,582 (December 31, 2022: $170,729) represents the difference between the estimated cost of water treatment and net payments made by the Company to the IDEQ to date. This balance has been recognized on the consolidated balance sheets as accounts receivable and accounts payable.